LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
6.	LONG-TERM INVESTMENTS

(a)	Equity method investments

The Group had the following equity method investments:

	As of December 31,
	2011		2012
		Carrying		Carrying
Name of company	Percentage	value	Percentage	value
	%		%

Beijing Eastern Media Corporation, Ltd. ("BEMC")(1)	49	$1,650	49	$2,063
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") (2)	-	-	50	$612
Beijing Xinghe Union Media Co., Ltd. ("Xinghe Union") (2)	-	-	50	$604
Guangxi DingyuanMeida Ltd. ("Guangxi Dingyuan") (3)	-	-	40	$658

		$1,650		$3,937

(1)

In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of BEMC.

	As of and for the
	years ended December 31,
	2011	2012
Total current assets	$4,832	$7,919
Total assets	4,877	7,945
Total current liabilities	1,510	3,736
Total liabilities	1,510	3,736
Total net revenue	11,224	14,007
Net income	526	801

(2)

On February 15, 2012 and March 13, 2012, the Group and Beijing N-S Digital TV Co., Ltd.("N-S Digital TV") established two joint ventures, Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") and Beijing Xinghe Union Media Co,, Ltd.("Xinghe Union"), respectively. The registered capital of Shibo Movie and Xinghe Union was $1,558 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of Shibo Movie and Xinghe Union.

	As of and for the
	years ended December 31,
	2011	2012

Total current assets	-	$2,629
Total assets	-	2,667
Total current liabilities	-	236
Total liabilities	-	236
Total net revenue	-	-
Net loss	-	771

(3)

In April 2012, The Group entered into an agreement with Asiaray Advertising Media Ltd.("Asiaray") and Guangxi Civil Aviation Development Co., Ltd. ("Guangxi Civil Aviation") to establish a joint venture, Guangxi Dingyuan Media Ltd.("Guangxi Dingyuan"). Guangxi Dingyuan was incorporated on April 18, 2012 with total contributed capital of $1,605, of which 20%, 40% and 40% of that amount was contributed by Guangxi Civil Aviation, Asiaray and the Group, respectively. Guangxi Dingyuan exclusively operates various media resources in four airports in China's Guangxi province.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of Guangxi Dingyuan.

	As of and for the
	years ended December 31,
	2011	2012

Total current assets	-	$1,607
Total assets	-	1,789
Total current liabilities	-	144
Total liabilities	-	144
Total net revenue	-	1,045
Net income	-	40

(b)	Cost method investment

In June 2010, the Group invested in $367 for 20% of equity interest in Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong"), a company established in the PRC that is mainly engaged in air tickets agency services.